Direxion Monthly 7-10 Year Treasury Bear 1_75X Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.54%)	(1.38%)	0.73%
Bloomberg Intermediate US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	0.86%	1.71%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	6.10%	(0.01%)
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	4.61%	(0.77%)
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	4.10%	(0.34%)